Contingent liabilities and legal proceedings	12 Months Ended
Mar. 31, 2026
Contingent liabilities and legal proceedings
Contingent liabilities and legal proceedings

29. Contingent liabilities and legal proceedings
Contingent liabilities are potential future cash outflows, where the likelihood of payment is considered more than remote, but is not considered probable or cannot be measured reliably.

	2026 €m	2025 € m
Performance and payment bonds 1	863	1,313
Note:

1.
Performance bonds require the Group to make payments to third parties in the event that the Group does not perform what is expected of it under the terms of any related contracts or commercial arrangements.

UK pension schemes
The Group’s main defined benefit plan is the Vodafone UK Group Pension Scheme (‘Vodafone UK plan’) which has two segregated sections, the Vodafone Section and the CWW Section, as detailed in note 25 ‘Post employment benefits’.
The Group has covenanted to provide security in favour of both the Vodafone Section and CWW Section when they are in a deficit position. The deficit is measured on a prescribed basis agreed between the Group and the Trustee, which differs from the IAS 19 accounting basis or the funding basis per the triennial actuarial valuation reported in note 25 ‘Post employment benefits’. Consequently, the future level of security may vary in line with movements in the Vodafone UK plan deficit. The Group provides surety bonds as the security.
As at 31 March 2026, the Vodafone UK plan holds security over £100 million (
€
114 million) (notional value) for the Vodafone Section and no security is currently required for the CWW Section. The security may be substituted either on a voluntary or mandatory basis. The Company has also provided two guarantees to the Vodafone Section of the Vodafone UK plan for a combined value up to £1.25 billion (
€
1.43 billion) to provide security over the deficit under certain defined circumstances, including insolvency of the employers. The Company has also issued a similar guarantee of up to £1.25 billion (
€
1.43 billion) for the CWW Section.
An additional smaller UK defined benefit plan, the THUS Plc Group Scheme, has a guarantee from the Company for up to £100 million (
€
114 million).
Under the terms of the merger of Vodafone UK and Three UK (see note 27 ‘Acquisitions and disposals’), the Group has provided an indemnity in relation to pre-existing
pension funds. The Group will pay Hutchison for any losses that it incurs, via its 49% equity interest in VodafoneThree, both as a result of any payments to the Vodafone UK plan and of any amounts paid to the THUS Plc Group Scheme in respect of service prior to 31 May 2025. The Group currently has no obligations that would be covered by the indemnity. The value of any future contributions will depend on future movements in the values of the assets and the liabilities held by the respective funds. The Group currently holds no material provision in respect of this indemnity.

Vodafone Idea
As part of the agreement to merge Vodafone India and Idea Cellular in 2017, the parties agreed a mechanism for payments (the ‘CLAM indemnity’) between the Group and Vodafone Idea Limited (‘VIL’) under which the Group would reimburse VIL in the event of the crystallisation and payment of certain identified contingent liabilities. The Group’s maximum potential exposure under this mechanism was capped at INR 64 billion (
€
585 million).
On 31 December 2025 the Group reached an agreement with VIL to settle the Group’s obligations under the CLAM via the following transactions:

-
The Group will make cash payments totalling
€
219 million to VIL; there will be no net cash outflow for the Group as these will be funded by VIL’s payment of
€
219 million of outstanding service charges; and

-
The Group has set aside 3,280 million of Vodafone Group’s shares in VIL for VIL’s benefit. VIL will have the right to instruct Vodafone to sell these shares, in one or more tranches over up to five years, with any cash proceeds being transferred to VIL.

The Group has recognised a liability of
€
256
million, based on the observable market value of the shares that have been assigned to VIL.
Legal proceedings
The Group is currently involved in a number of legal proceedings, including inquiries from, or discussions with, government authorities that are incidental to its operations.
Legal proceedings where the Group considers that the likelihood of material future outflows of cash or other resources is more than remote are disclosed below. Where the Group assesses that it is probable that the outcome of legal proceedings will result in a financial outflow, and a reliable estimate can be made of the amount of that obligation, a provision is recognised for these amounts.
In all cases, determining the probability of successfully defending a claim against the Group involves the application of judgement as the outcome is inherently uncertain. The determination of the value of any future outflows of cash or other resources, and the timing of such outflows, involves the use of estimates. The costs incurred in complex legal proceedings, regardless of outcome, can be significant.
The Group is not involved in any material proceedings in which any of the Group’s Directors, members of senior management or affiliates are either a party adverse to the Group or have a material interest adverse to the Group.
Tax cases
Netherlands tax case
Vodafone Europe BV (‘VEBV’) received assessments totalling
€
267 million in tax and interest from the Dutch tax authorities, who challenged the application of the arm’s length principle in relation to various intra-group financing transactions. VEBV appealed against these assessments to the District Court of the Hague where a hearing was held in March 2023. The District Court issued its judgement in July 2023, upholding VEBV’s appeal in relation to the majority of issues and requiring the Dutch tax authorities to significantly reduce its assessments. VEBV and the Dutch tax authorities subsequently appealed the District Court’s judgement before the Court of Appeal of The Hague. A final decision from the Court of Appeal is expected in late 2026.
The Group continues to believe it has robust defences but has recorded a provision of
€
27 million for tax and accrued interest reflecting the July 2023 judgement and the Group’s current view of the probable financial outflow required to fully resolve the issue.
VISPL tax claims
Vodafone India Services Private Limited (‘VISPL’) has now closed all outstanding tax disputes with the Indian tax authorities relating to Vodafone’s acquisition of Hutchison Essar (later renamed Vodafone India Limited), including the five assessment years between
2008-09
and
2014-15.
The tax amnesty was formally concluded in July 2025. The amnesty gave rise to an income statement tax charge of
€
185 million in the financial year ended 31 March 2025. No income statement tax charge arose in the financial year ended 31 March 2026.
Other cases in the Group
Germany: price increase class action
In November 2023, the Verbraucherzentrale Bundesverband (Federation of German Consumer Organisations) initiated a class action against Vodafone Germany in the Hamm Higher Regional Court. Vodafone Germany implemented price increases of
€
5 per month for fixed lines services in 2023 in response to higher costs. The claim alleges that terms regarding price increases in the consumer contracts entered into by Vodafone Germany’s customers up until August 2023 are invalid under German civil law and seeks reimbursement of the additional charges plus interest. Customers must enter their details onto the register of collective actions on the Federal Office of Justice website in order to participate in the claim. The register opened in April 2024 and as at 31 March 2026, approximately 115,100 customers had registered. Vodafone Germany filed its defence in August 2024. Proceedings in the class action have been suspended pending the outcome of a referral to the Court of Justice of the European Union in a related case.
Whilst the Group intends to defend the claim, it is not able to determine the likelihood or estimate the amount of any possible financial loss at this stage of the proceedings.
Germany: claims regarding transfer of data to credit agencies
Individual consumers are bringing claims against Vodafone Germany and/or the other national network operators for GDPR infringement relating to the transfer of data to credit agencies without consent. Vodafone Germany’s position is that the transfer of information about the existence of a consumer contract is justified for fraud prevention purposes.
The Group will continue to defend these claims. However, the Group now considers the risk of a material financial impact to be remote.

Germany: investigation by competition authority regarding 1&1
In December 2021 1&1 entered into an agreement with Vantage Towers for the provision of infrastructure for tower sites. Vantage Towers sub-contracted
certain aspects of the delivery under the agreement to Vodafone Germany.
In March 2023, Vodafone Germany and Vodafone Group (together ‘Vodafone’) were informed that 1&1 had submitted a complaint to the Bundeskartellamt (‘BkA’), the competition authority in Germany, alleging infringements of competition law. Following the start of a formal investigation in June 2023, the BkA issued a Statement of Objections on 11 April 2025 with its view that the delayed provision by Vodafone and Vantage Towers of the contractually agreed tower sites acted as an obstacle to 1&1’s market entry and an abuse of relative market power. Vodafone submitted its response to the Statement of Objections to the BkA on 2 July 2025. Vodafone has received a letter from the BkA stating that, if an infringement decision is issued, it is likely to include an order for disgorgement of the alleged economic advantage obtained as a result of the alleged infringement. In November 2025 Vodafone filed an application before the Higher Regional Court of Dusseldorf challenging procedural irregularities in the BkA’s investigative process and seeking an injunction to prevent the BkA from issuing an infringement decision pending the outcome of the Court’s decision. The BkA filed its response to the application and the Court’s decision is pending.
While the outcome is uncertain, the Group believes it has strong defences and that it is probable no present obligation exists.
Italy: Iliad v Vodafone Italy
In July 2019, Iliad filed a claim for
€
500 million against Vodafone Italy in the Civil Court of Milan which, following the divestment of Vodafone Italy was subject to an indemnity provided by the Group to Swisscom. The claim alleged anti-competitive behaviour in relation to customer portability and certain advertising campaigns by Vodafone Italy. The main hearing on the merits of the claim took place on 8 June 2021. On 17 April 2023, the Civil Court issued a judgement in Vodafone Italy’s favour and rejected Iliad’s claim for damages in full. Iliad filed an appeal before the Court of Appeal of Milan in June 2023 which was rejected in a decision dated 30 December 2025. Iliad has not filed a further appeal before the Supreme Court and so the case is closed.
Greece: Papistas Holdings SA, Mobile Trade Stores (formerly Papistas SA) and Athanasios and Loukia Papistas v Vodafone Greece
In October 2019, Mr. and Mrs. Papistas, and companies owned or controlled by them, filed several claims against Vodafone Greece with a total value of approximately
€
330 million for purported damage caused by the alleged abuse of dominance and wrongful termination of a franchise arrangement with a Papistas company. Lawsuits which the Papistas claimants had previously brought against Vodafone Greece, including one also citing Vodafone Group Plc and certain Directors and officers of Vodafone as defendants, were either withdrawn or left dormant. Vodafone Greece filed a counter claim and all claims were heard in February 2020. All of the Papistas claims were rejected by the Athens Court of First Instance because the stamp duty payments required to have the merits of the case considered had not been made. Vodafone Greece’s counter claim was also rejected. The Papistas claimants and Vodafone Greece each filed appeals.
Following hearings in February and May 2023, the Court of Appeal dismissed both of the appeals, in the case of the Papistas claimants because the stamp duty payments had again not been made. The Papistas claimants filed a further appeal before the Supreme Court in August 2025. There was a further hearing in February 2025 about one aspect of the appeal proceedings (a claim for damages of
€
2.1 million) which the Court of Appeal referred back to the Athens Court of First Instance in August 2025.
Vodafone is continuing vigorously to defend the claims and based on the progress of the litigation so far the Group believes that it is highly unlikely that there will be an adverse ruling for the Group. On this basis, the Group does not expect the outcome of these claims to have a material financial impact.
South Africa: Kenneth Makate v Vodacom (Pty) Limited
Mr Kenneth Makate, a former employee of Vodacom Pty Limited (‘Vodacom South Africa’), started legal proceedings in 2008 claiming compensation for a business idea that led to the development of a service known as ‘Please Call Me’ (‘PCM’).
On 4 November 2025, an immaterial settlement between Vodacom South Africa and Mr Makate was agreed. The related court proceedings have been withdrawn.
UK: Mr Justin Gutmann v Vodafone Limited and Vodafone Group Plc
In November 2023, Mr Gutmann issued claims in the Competition Appeal Tribunal (‘CAT’) seeking permission, as a proposed class representative, to bring collective proceedings on an opt-out
basis against the four UK mobile network operators (‘MNOs’) and, in the case of Vodafone Limited and EE Limited, their respective parent companies. Vodafone Group Plc and Vodafone Limited are named defendants to one of the claims with an alleged value of £1.4 billion (
€
1.6 billion), including interest. Hutchison 3G UK Limited (‘Three’), which merged with Vodafone Limited in May 2025, is also a named defendant to the claim with an alleged value of £507 million (
€
578 million), including interest. It is alleged that Vodafone, Three, and the other MNOs used their alleged market dominance to overcharge customers after the expiry of the minimum terms of certain mobile contracts (referred to as a ‘loyalty penalty’). The claim was certified by the CAT in November 2025. Following a successful strike out application based on limitation, the total value of the claims against Vodafone and Three have been reduced to £557 million (
€
638 million) and £197 million (
€
225 million), respectively. Defences were filed on 27 February 2026 and Replies on 1 May 2026. A hearing will take place on
1-2
July 2026 to set the timetable to trial.
Taking into account all available evidence at this stage, the Group’s assessment is that the allegations are without merit and it intends to defend the claim. The Group is currently unable to estimate any possible loss in regards to this issue but, while the outcome is uncertain, the Group believes it is probable that no present obligation exists.
UK: Phones 4U in Administration v Vodafone Limited, Vodafone Group Plc and Others
In December 2018, the administrators of former UK indirect seller, Phones 4U, sued the three main UK mobile network operators (‘MNOs’), including Vodafone, and their parent companies in the English High Court. The administrators alleged collusion between the MNOs to withdraw their business from Phones 4U thereby causing its collapse. Following a trial on liability, the High Court issued a judgement in Vodafone’s favour in November 2023 rejecting Phones 4U’s allegations that the defendants were in breach of competition law. In July 2025 the Court of Appeal also rejected all of Phones 4U’s grounds of appeal. Phones 4U has not appealed to the Supreme Court and so the case is closed.